AIP Dynamic Alpha Capture Fund
AIP Dynamic Alpha Capture Fund
Investment Objective
AIP Dynamic Alpha Capture Fund (the "Fund") seeks attractive long-term returns with low correlation to the broader equity markets.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Fund purchased in a single transaction, together with the NAV of all classes of the Fund or of any other fund of AIP Series Trust ("Trust") held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements"), amounts to $50,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and in the section of this Prospectus entitled "Shareholder Information—Share Class Arrangements" and in the section of the Fund's Statement of Additional Information ("SAI") entitled "Purchase, Redemption and Pricing of Shares."

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AIP Dynamic Alpha Capture Fund	Class A		Class C		Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none		none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	[2]	1.00%	[3]	none	none
[1]	Reduced for purchases of $50,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.
[3]	The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AIP Dynamic Alpha Capture Fund		Class A	Class C	Class I	Class IS
Advisory Fee		0.85%	0.85%	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fee		0.25%	1.00%	none	none
Other Expenses	[1]	0.70%	0.70%	0.66%	0.58%
Total Annual Fund Operating Expenses	[2]	1.80%	2.55%	1.51%	1.43%
Fee Waiver and/or Expense Reimbursement	[2]	0.30%	0.30%	0.26%	0.28%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[2]	1.50%	2.25%	1.25%	1.15%
[1]	"Other Expenses" have been estimated for the current fiscal year.
[2]	The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example AIP Dynamic Alpha Capture Fund (USD $)	1 Year	3 Years
Class A	694	998
Class C	328	703
Class I	127	397
Class IS	117	365

If You HELD Your Shares:
Expense Example No Redemption AIP Dynamic Alpha Capture Fund (USD $)	1 Year	3 Years
Class A	694	998
Class C	228	703
Class I	127	397
Class IS	117	365

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

In pursuing its investment objective, the Fund seeks to capture returns from two broad sources, systematic alpha (i.e., rules-based trading strategies seeking to exploit persistent sources of value creation or capture returns from specific risks associated with certain assets and/or asset classes) and idiosyncratic alpha (i.e., proprietary strategies based on an analysis of investment patterns and decisions of active managers that have historically consistently created value).

The Adviser attempts to replicate systematic alpha generation derived from rules-based trading strategies employed by hedge fund managers, including momentum, convergence, carry and risk premia strategies. Momentum strategies seek to buy assets that are increasing in value and sell assets that are declining in value. Convergence strategies seek to utilize data to identify the underlying value of assets and capitalize on misvaluations by the market that stem from technical or behavioral factors. Carry strategies seek to sell low income investments, such as currencies with a lower interest rate, and utilize the funds from the sale to invest in higher income instruments, such as currencies with a higher interest rate. Risk premia strategies seek to buy and sell assets to generate returns from exposure to a specific risk while remaining neutral to the broader market through the use of, among other techniques, long and short positions.

The idiosyncratic alpha strategy aims to identify and capture investment patterns or decisions of active managers (for example, long/short hedge fund managers) that have demonstrated a consistent ability to generate value. The managers and their investment patterns and decisions are chosen and evaluated based on a review of publicly disclosed filings. The idiosyncratic alpha strategy does not invest in the investment managers directly, but seeks to mimic their investment patterns through the purchase and sale of common stock or through the use of derivatives.

The Adviser will dynamically manage the Fund's portfolio to seek to optimize the blend of strategies pursued and assets held, capture near-term opportunities and avoid inadvertent concentrations of risk. The Fund does not attempt to replicate the performance of any specific hedge fund, but instead seeks exposure to non-traditional correlations and asset classes used by hedge funds generally.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, rights and warrants to purchase equity securities and other specialty securities having equity features. The Fund may invest in non-U.S. equity securities. The Fund may also invest in exchange-traded funds ("ETFs"). The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Fund expects to take short positions through the use of swaps. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities or for currency investment purposes.

The Fund may borrow for investment purposes.

Principal Risks

Any investment in the Fund involves high risk. There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The principal risks of investing in the Fund include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced. To the extent the Fund invests in convertible securities and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Alternative Asset Class Risk. Because the Fund's performance is linked to the performance of certain highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

•  ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value may differ from their NAV because the supply and demand in the market for ETF shares at any point is not always identical to the supply and demand in the market for the underlying securities. As a shareholder in an ETF, the Fund would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Fund's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into foreign currency forward exchange contracts.The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Leverage. The Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Leverage will magnify the effect of increases and decreases in prices of portfolio securities.

•  Momentum Strategy. The Fund may employ a momentum style of investing that emphasizes investing in securities that have had higher recent price performance compared to other securities. This style of investing is subject to the risk that these securities may be more volatile than a broad cross-section of securities or that the returns on securities that have previously exhibited price momentum are less than returns on other styles of investing or the overall stock market.

•  Convergence Strategy. The Fund may employ a convergence style of investing that seeks to take long positions in securities believed to be undervalued and short positions in securities believed to be overvalued. In the event that the perceived mispricings underlying these positions fail to converge toward, converge more slowly than anticipated or diverge further from, valuations expected by the Fund, the Fund may incur significant losses.

•  Carry Strategy. The Fund may employ a carry strategy which will depend on the exchange rates and interest rates applicable to the targeted currencies. If the applicable exchange rates or interest rates move against the direction targeted by the carry strategy, the performance of the strategy may decline. Exchange rates and interest rates can be unpredictable and the method used to forecast the interest rate may not yield a correct result. Past and current levels of interest rates, exchange rates and fluctuations and trends in interest rates and exchange rates are not necessarily indicative of future trends. Further, even if historic trends in interest rate and exchange rate movements prove to be a reliable indicator of future trends, the Adviser may not effectively identify such trends or may not succeed in capturing the benefits of such trends.

•  Risk Premia Strategy. The Fund may employ a risk premia strategy that seeks to capture systematic risk premiums. The risks associated with these premiums may be realized and, as a result, the Fund may suffer substantial losses. The Adviser may also fail to isolate the targeted risk premiums and the Fund may be exposed to unintended correlation with the broader equity markets.

•  Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency forward exchange contracts and currency futures and options contracts create exposure to currencies in which the Fund's securities are not denominated.

The derivative instruments and techniques that the Fund may principally use include:

•  Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund. The Fund may utilize futures to gain exposure to commodities, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks or bonds.

•  Options. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived options transaction may be unsuccessful because of market behavior or unexpected events.

•  Swaps. The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Cleared swap transactions held may reduce the counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and there is often no central clearing or guaranty function for swaps. OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund's use of swaps may include those based on the credit of an underlying security, commonly referred to as "credit default swaps." The Fund may utilize swaps to gain exposure to commodities, which may subject the Fund to greater volatility than investments in traditional securities such as stocks or bonds.

•  Currency Derivatives. Investments in currency derivatives may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects. Foreign currency derivatives may involve the purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. Foreign currency derivatives may also involve the Fund agreeing to exchange an amount of a currency it does not currently own for another currency at a future date. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund's holdings, increases the Fund's exposure to foreign securities losses. There is no assurance that the Adviser's use of currency derivatives will benefit the Fund or that they will be, or can be, used at appropriate times.

•  Short Positions. The Fund may take short positions against certain securities through the use of swaps. In addition to the normal risk associated with derivatives, the Fund will suffer a loss if the value of a security it has taken a short position on rises instead of falling. Short positions are speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund's portfolio. A short position against a security involves the risk of an unlimited increase in the market price of the security that can in turn result in a theoretically unlimited loss.

•  Portfolio Turnover. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fund may engage in frequent trading of securities to achieve its investment objective.

•  Non-Diversified Risk. The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund's NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

•  Form Filings and Public Data Risk. The public filings (including Form 13F and Form 13D filings) used to implement portions of the Fund's strategy are filed up to 45 days after the end of each calendar quarter, rendering certain information stale. Accordingly, a given investor may have already exited positions disclosed on a form by the time the filing is available to the Fund. Further, Form 13F and Form 13D filings may only disclose a subset of a particular investor's holdings, as not all securities are required to be reported. As a result, a Form 13F or Form 13D may not provide a complete picture of the holdings of a given investor. Because Form 13F and Form 13D filings are publicly available, it is possible that other investors are also monitoring these filings and investing accordingly, which could result in inflation of the share price of securities in which the Fund seeks to invest.

•  Model Risk. The Adviser attempts to manage the Fund using, among other things, proprietary quantitative models. Investments selected using these models may perform differently than expected and technical issues in the construction and implementation of the models may occur. If the data utilized by the models proves to be incorrect or incomplete, the Fund may suffer losses. Even if the data used is correct and complete, security valuations produced by a model may differ substantially from actual market prices, especially with respect to securities with complex characteristics, such as derivatives. There is no guarantee that the Adviser's use of quantitative models will benefit the Fund.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/im.